Nature of operations (Narrative) (Details) - Definitive Agreements [Member]	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Agreement description	50:50 joint venture arrangement
Asanko Gold Mine [Member]
Statements [Line Items]
Percentage of economic interest	45.00%
Proportion of ownership interests held by Government of Ghana	10.00%
Percentage of economic interest in exploration assets	50.00%